Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net operating revenues	$ 53,986	$ 43,453
Costs and expenses:
Costs of operations	44,979	35,751
Depreciation and amortization	1,663	1,684
Selling, general and administration expenses	7,266	6,783
Operating income (loss)	78	(765)
Other income (expense):
Interest expense	(14)	(14)
Interest income	5	24
Other income, net	796	253
Income (loss) before income taxes	865	(502)
Provision for income taxes	89	41
Net income (loss)	$ 776	$ (543)
Net income (loss) per share –basic (in Dollars per share)	$ 0.20	$ (0.14)
Net income (loss) per share –diluted (in Dollars per share)	$ 0.20	$ (0.14)
Weighted average shares outstanding - basic (in Shares)	3,803	3,803
Weighted average shares outstanding - diluted (in Shares)	3,852	3,803